Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Loss	$ 1,587	$ 1,708	$ 5,067	$ 5,046
Adjustments to reconcile loss to net cash used in operating activities:
Depreciation of property and equipment	150	277	770	551
Amortization of intangible assets	34	34	136	136
Capital loss from sale of property and equipment				9
Share-based compensation expense	1,518	6	20	18
PPP Note forgiveness	(653)
Finance expenses, net	(12)	459	698	1,190
Changes in operating assets and liabilities:
Accounts receivable	(1,774)	328	105	(439)
Prepaid expenses and other assets	(287)	(59)	41	(99)
Inventories, net	317	(787)	(452)	(706)
Operating lease right-of-use assets and liabilities, net		14	28	8
Trade payables	1,164	577	(69)	135
Accrued expenses and other liabilities	37	(40)	(112)	227
Deferred revenues	21	73	72	66
Net cash used in operating activities	(1,072)	(826)	(3,830)	(3,950)
Cash flows from investing activities:
Purchase of property and equipment	(81)	(117)	(245)	(169)
Proceeds from sale of property and equipment				4
Net cash used in investing activities	(81)	(117)	(245)	(165)
Cash flows from financing activities:
Proceeds from issuance of preferred shares, net of issuance costs			5,920
Proceeds from loans	21		653	2,900
Repayment of a loan	(375)		(125)
Proceeds from convertible loans				3,000
Proceeds from issuance of warrants				100
Net cash used in financing activities	(354)		6,448	6,000
Net decrease in cash and cash equivalents	(1,507)	(943)	2,373	1,885
Cash and cash equivalents at the beginning of the year	4,444	2,071	2,071	186
Cash and cash equivalents at the end of the year	2,937	1,128	4,444	2,071
Supplemental disclosures of cash flows
Interest paid	$ 58	$ 75	268	102
Supplemental disclosures of noncash investing and financing information:
Conversion of shareholder's convertible loan into B-1 Preferred shares			4,706
Conversion of shareholder's loan into A-1 Preferred shares			$ 6,257
Conversion of capital note into Ordinary shares				26,161
Right-of-use asset recognized with corresponding lease liability				$ 1,242